Label	Element	Value
Investor Class Shares | SA Emerging Markets Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus	rr_SupplementToProspectusTextBlock

SA FUNDS – Investment Trust

SA U.S. Fixed Income Fund	SA International Value Fund
SA Global Fixed Income Fund	SA International Small Company Fund
SA U.S. Core Market Fund	SA Emerging Markets Value Fund
SA U.S. Value Fund	SA Real Estate Securities Fund
SA U.S. Small Company Fund	SA Worldwide Moderate Growth Fund
(each a “Fund,” and collectively, the “Funds”)

Supplement dated January 2, 2019 to the
Prospectuses of each Fund,
each dated October 29, 2018

This Supplement amends information in the Funds’ Prospectuses of the SA Funds – Investment Trust, each dated October 29, 2018. You may obtain a copy of the Prospectuses or Statement of Additional Information free of charge, upon request, by calling the toll-free number 1-844-366-0905 or on the Internet at http://www.sa-funds.com.

All Funds (except SA Worldwide Moderate Growth Fund)

Change in Investment Adviser

All references to LWI Financial Inc. are replaced with BAM Advisor Services, LLC, which since November 30, 2018 has been the investment adviser to the Funds.

The following disclosure replaces the Adviser sub-section in its entirety that is located in the Management section of the Prospectuses:

BAM Advisor Services, LLC (“BAM”), located at 8182 Maryland Avenue, St. Louis, Missouri 63105, serves as the investment adviser to each Fund. BAM is a fee-only investment adviser and has been providing services since 1997, either as BAM or as BAM’s predecessor entity. As of September 1, 2018, BAM had $3.65 billion of regulatory assets under management through its role as fixed income sub-adviser to independent registered investment advisory firms. In addition, BAM provides administrative, back-office and retirement plan services to $16.15 billion of assets managed or advised by the independent firms that hire BAM for its services, which are detailed below. As of December 1, 2018 BAM’s total amount of assets under management or administration was $36.1 billion.

As announced by the Trust on October 15, 2018, Loring Ward Holdings Inc. (“Loring Ward”), the parent company of the Trust’s prior investment adviser, LWI Financial Inc., agreed to be acquired by Focus Financial Partners Inc. (“Focus”), a partnership of independent fiduciary wealth management firms that includes The Buckingham Family of Financial Services (the “Transaction”). The Transaction closed on November 30, 2018, at which time Loring Ward merged with an existing Focus subsidiary, BAM, which is part of The Buckingham Family of Financial Services. The closing of the Transaction resulted in a change of control of Loring Ward (the “Change of Control”). Consistent with applicable requirements under the Investment Company Act of 1940, as amended (the “1940 Act”), the Investment Advisory and Administrative Services Agreement between Loring Ward and the Fund (the “Advisory Agreement”) contained a provision that the Advisory Agreement would automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Change of Control caused the assignment of the Advisory Agreement and resulted in the automatic termination of the Advisory Agreement.

The Transaction is not expected to result in any material change in the day-to-day management of the Fund. Loring Ward’s business is expected to continue to operate as part of BAM. At an in person meeting on November 2, 2018 (prior to the Change of Control), the Board considered the approval of an interim investment advisory agreement with BAM (the “Interim Advisory Agreement”) with respect to the Fund to take effect immediately upon the closing of the Transaction. In reliance upon applicable rules under the 1940 Act, BAM will be permitted to provide investment advisory services to the Fund under the Interim Advisory Agreement for up to 150 days following the closing of the Transaction, and may do so without having received the prior approval of shareholders of the Fund. The terms and conditions of the Interim Advisory Agreement are identical in all material respects to the Advisory Agreement, including the rate of the investment advisory fee for the Fund. The Interim Advisory Agreement may be terminated prior to the completion of its 150 day term, including in the event that shareholders of the Fund approve the New Advisory Agreement (defined below). Should a Fund’s shareholders not approve the New Advisory Agreement, with respect to a Fund prior to the expiration of the 150-day term of the Interim Advisory Agreement, the Board will consider what other action is necessary, appropriate and in the best interests of that Fund and its shareholders under the circumstances.

At its in-person meeting on November 2, 2018, the Board also considered and approved a new investment advisory agreement with BAM (the “New Advisory Agreement”) with respect to the Fund. The New Advisory Agreement also needs to be approved by shareholders of the Fund at a special meeting of shareholders anticipated to be held on January 29, 2019, at which the Fund’s shareholders will be asked to consider the approval of the New Advisory Agreement (among other items, if any, as described in the proxy statement mailed to shareholders on or about November 30, 2018). The terms and conditions of the New Advisory Agreement are expected to be identical in all material respects to the Advisory Agreement, including the rate of the investment advisory fee for the Fund.

The following disclosure replaces the last sentence of the Sub-Adviser sub-section in its entirety that is located in the Management section of the Prospectuses

Related to the Transaction noted above, the Investment Sub-Advisory Agreement among the Trust, on behalf of each sub-advised Fund, the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”) also terminated as a result of its assignment. At its in-person meeting on November 2, 2018, the Board considered and approved both an interim Sub-advisory Agreement with DFA and a new Sub-Advisory Agreement with DFA (the “New Sub-Advisory Agreements”), which are each expected to be identical in all material respects to the Sub-Advisory Agreements that were were in effect through November 30, 2018, including the rate of the sub-advisory fees for each of the sub-advised Funds. Shareholders of each sub-advised Fund will be asked to consider the approval of the New Sub-Advisory Agreement at a special meeting of shareholders to be held on January 29, 2019.

SA Emerging Markets Value Fund

Effective January 1, 2019, Daniel C. Ong is no longer a portfolio manager of the SA Emerging Markets Value Fund.

You should retain this Supplement for future reference.

Performance Availability Phone	rr_PerformanceAvailabilityPhone	1-844-366-0905
Performance Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://www.sa-funds.com